Financial Instrument Risk Management - Contractual and Scheduled Maturities of Debt Securities, Mortgages, and Loans (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	$ 165,557	$ 173,735
Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	75,902	88,727
Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	3,760	3,878
Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	16,891	15,446
Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	12,858	14,678
Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	42,393	54,725
Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	15,360	15,485
Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	40,901	36,207
Fair value through profit or loss | Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	62,757	75,998
Fair value through profit or loss | Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	2,426	2,505
Fair value through profit or loss | Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	10,972	10,475
Fair value through profit or loss | Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	9,889	11,328
Fair value through profit or loss | Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	39,470	51,690
Available- for-sale | Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	13,145	12,729
Available- for-sale | Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,334	1,373
Available- for-sale | Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	5,919	4,971
Available- for-sale | Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	2,969	3,350
Available- for-sale | Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	2,923	3,035
Gross carrying amount | Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	15,440	15,565
Gross carrying amount | Mortgages | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,350	884
Gross carrying amount | Mortgages | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	6,312	6,172
Gross carrying amount | Mortgages | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	5,210	5,979
Gross carrying amount | Mortgages | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	2,568	2,530
Gross carrying amount | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	41,013	36,259
Gross carrying amount | Loans | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	2,893	1,772
Gross carrying amount | Loans | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	7,237	7,108
Gross carrying amount | Loans | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	8,726	7,393
Gross carrying amount | Loans | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	$ 22,157	$ 19,986